INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax items
Accounts receivable, net	$ 11,800	$ 17,602
Net operating loss - China	475,900	302,238
Net operating loss - UK	110,215	41,141
Deferred tax assets	597,915	360,981
Valuation allowance	$ (597,915)	(349,860)
Net deferred tax assets (liabilities)		$ 11,121